AOMT II, LLC ABS-15G

Exhibit 99.31

TPR Firm:			Report Date:	XXX
Client Name:	XXX		Report:	Final Tape Compare
Deal Name:	XXX		Loans in report:	XXX

Incenter Loan ID	Client Loan ID	Seller Loan ID	Investor Loan ID	Transaction ID	Field Name	System Source	Reviewer Data	Tape Data
XXX	2026020337		XXX	XXX	Note Date	notePage	XXX	XXX
XXX	2026020335		XXX	XXX	Note Date	notePage	XXX	XXX
XXX	2026020335		XXX	XXX	Underwriting Guideline Product Name	businessPurposeApprovalandGuidelinePage	XXX	XXX
XXX	2026020304		XXX	XXX	Note Date	notePage	XXX	XXX